Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Adjustable Rate Securities Trust
Entity Central Index Key	0000771524
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000215087
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Institutional Shares
Trading Symbol	FEUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 256,359,866
Holdings Count | Holding	197
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$256,359,866 Number of Investments197 Portfolio Turnover15% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.5%
Asset-Backed Securities	1.2%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.7%
U.S. Government Agency Commerical Mortgage-Backed Securities	4.4%
Cash Equivalents	5.4%
U.S. Government Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Securities	8.5%
Collaterized Mortgage Obligations	72.2%

Material Fund Change [Text Block]
C000024691
Shareholder Report [Line Items]
Fund Name	Federated Hermes Adjustable Rate Fund
Class Name	Class A Shares
Trading Symbol	FEUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Adjustable Rate Fund (the "Fund") for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 256,359,866
Holdings Count | Holding	197
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$256,359,866 Number of Investments197 Portfolio Turnover15% Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)7%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Non-Agency Mortgage-Backed Securities	0.5%
Asset-Backed Securities	1.2%
U.S. Government Agency Adjustable Rate Mortgage Securities	1.7%
U.S. Government Agency Commerical Mortgage-Backed Securities	4.4%
Cash Equivalents	5.4%
U.S. Government Agency Mortgage-Backed Securities	8.2%
U.S. Treasury Securities	8.5%
Collaterized Mortgage Obligations	72.2%

Material Fund Change [Text Block]